Sales in Advance of Carriage - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Sales Inadvance Of Carriage [Line Items]
Revenue recognised as sales in advance of carriage	¥ 2,528	¥ 6,564
COVID-19 [Member]
Disclosure Of Sales Inadvance Of Carriage [Line Items]
Sales in advance of carriage refunded	¥ 1,267